Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net		$ 23,836,085	$ 18,756,368
Other		38,848	128,958
Subtotal		23,935,762	18,855,011
Less: allowance for doubtful accounts		(99,677)	(98,643)
Prepayment for purchase of battery packs [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[1]	16,006,020	10,664,027
Prepayment for purchase of customized equipment [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[2]	7,054,001	6,980,811
Prepayment for purchase of e-bicycles materials [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[3]	647,295	847,215
Prepayment for purchase of materials for assembling electronic control system [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net		$ 189,598	$ 234,000

[1]	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top three suppliers were $6,792,879 and $13,557,140 as of September 30, 2023 and March 31, 2024, respectively.
[2]	Prepayment for purchase of customized equipment is for the production of intelligent robots, among which the prepayment of top three suppliers were $6,717,654 and $6,788,084 as of September 30, 2023 and March 31, 2024, respectively.
[3]	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top two and one suppliers’ prepayments were $741,019 and $540,144 as of September 30, 2023 and March 31, 2024, respectively.